Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from Related Parties	$ 300,000	$ 600,000
Due to Related Parties	0
Affiliated Entity | Management And Consulting Services
Related Party Transaction [Line Items]
Management fee per year			$ 1,000,000.0
Management fees	$ 0	$ 300,000